Share capital	12 Months Ended
Sep. 30, 2024
Share Capital
Share capital

15.	Share capital

a.	Authorized and issued capital stock

		Common Shares
		Number	Amount
Balance, September 30, 2022	Note	29,437,372	$103,305
Issuance of shares	(i)	3,508,680	7,167
Exercise of options	Note 15(b)	6,800	8
Issuance of shares	(ii)	14,414	59
Transfer from contributed surplus		—	5
Exercise of options	Note 15(b)	5,200	13
Transfer from contributed surplus		—	11
Issuance of shares note	(iii)	8,376	30
Issuance of shares note	(iv)	10,443	30
Exercise of warrants	Note 15(c)	841,499	3,004
Transfer from derivative liability		—	1,409
Balance, September 30, 2023		33,832,784	115,041

Issuance of shares	(v)	10,024	30
Issuance of shares	(vi)	42,157	169
Transfer from contributed surplus		—	501
Exercise of options	Note 15(b)	252,700	667
Balance, September 30, 2024		34,137,665	116,408

i.	The Company completed a non-brokered private placement of 3,508,680 units at a price of Cdn $4.23 per Unit for aggregate gross proceeds of CAD$14.8 million. Each Unit comprised of one common share of the Company and one-half of one common share purchase warrant. The Company issued 1,754,340 share purchase warrants on November 09, 2022. The expiry date of these warrants was November 09, 2025. The warrant exercise price would be adjusted from $5.30 to $4.70, should the Company fail to list its common shares on the Nasdaq Capital Markets by April 30, 2023. The warrants were classed as a derivative liability as they did not meet the fixed for fixed criteria. See note (20) financial instruments for further details.

ii.	On December 20, 2022, the revolving facility note which was due to mature on December 31, 2022, was amended to June 30, 2023, with an option to renew for further six months until December 31, 2023. The terms include a reduction in the interest rate calculation by 1%. All other terms and conditions were unchanged. In exchange for the extension, the Company issued 14,414 shares at Cdn $5.55 (as determined by a five-day volume weighted average) as compensation for Canadian $80 extension fee. The fee is recorded in finance costs on the consolidated statement of earnings.

iii.	The revolving facility, which was due to mature on June 30, 2023, was amended to September 29, 2023 with an option to renew for further three months until December 31, 2023. All other terms and conditions were unchanged. In exchange for the extension, the Company issued 8,376 shares at Cdn $4.77 (as determined by a five-day volume weighted average) as compensation for Canadian $40 extension fee. The fee is recorded in finance costs on the consolidated statement of earnings.

iv.	The revolving facility, which was due to mature on September 29, 2023, was amended to December 29, 2023. All other terms and conditions are unchanged. In exchange for the extension, the Company issued 10,443 shares at Cdn $3.83 (as determined by a five-day volume weighted average) as compensation for Canadian $40 extension fee. The fee is recorded in finance costs on the consolidated statement of earnings.

v.	In December 2023, additional shares were issued as extension fee for the revolving facility on December 20, 2023. All terms and conditions were unchanged. In exchange for the extension, the Company issued 10,024 shares at Cdn $3.99 (as determined by a five-day volume weighted average) as compensation for Cdn $40 extension fee.

vi.	On March 07, 2024, the Company issued 42,157 shares for consulting for investor relations. The Company issued the shares at Cdn $ 5.43 as compensation.

vii.	On June 13, 2023, the Company completed a reverse split of its issued and outstanding common stock at a ratio of 1 consolidated for 5 pre-consolidated shares. The Company initiated the reverse stock split in connection with its intention to meet the minimum bid price requirement and list the Common Shares for trading on the Nasdaq Capital Market. As a result of the reverse stock split, every five outstanding Common Shares were consolidated into one Common Share without any action from stockholders, reducing the number of outstanding Common Shares from approximately 164.86 million to approximately 32.97 million. Additionally, the number of stock options, the number of warrants and earnings per share were also adjusted retrospectively, to reflect the stock split.

b.	Stock Options

Options to purchase common shares of the Company under its stock option plan may be granted by the Board of Directors of the Company to certain full-time and part-time employees, directors and consultants of the Company and its affiliates. Stock options are non-assignable and may be granted for terms of up to 10 years. Stock options vest at various periods from zero to three years. As a result of the reverse stock split, every five options were consolidated into one option without any action from option holders, reducing the number of outstanding options from approximately 23.5 million to 4.7 million.

On February 17, 2021, at a Special Meeting of the Shareholders, a resolution was passed to (i) authorize amendments to the Company’s Stock Option Plan to increase the maximum number of common shares issuable upon the exercise of stock options thereunder from 3,020,000 to 4,600,000.

On March 25, 2022, at a Special Meeting of the Shareholders, a resolution was passed to (i) authorize amendments to the Company’s Stock Option Plan to increase the maximum number of common shares issuable upon the exercise of stock options thereunder from 4,600,000 to 6,000,000.

	Note	Number outstanding	Weighted average exercise price
Outstanding, September 30, 2022		3,727,588	2.30
Exercised	Note 15(a)	(6,800)	1.05
Exercised	Note 15(a)	(5,200)	2.55
Expired	Note 15(a)	(3,200)	2.60
Granted		1,060,000	4.04
Cancelled		(58,000)	4.04
Outstanding, September 30, 2023		4,714,388	2.44
Exercised during the year	Note 15(a)	(252,700)	2.65
Expired during the year	Note 15(a)	(24,400)	2.87
Granted		443,000	3.42
Outstanding, September 30, 2024		4,880,288	2.52

Exercise price		Number Outstanding	Weighted average remaining life (years)	Number exercisable	Weighted average exercise price
$3.46	(Cdn 4.68)	443,000	9.51	87,000	3.46
$3.96	(Cdn 5.35)	1,002,000	8.53	161,338	3.96
$2.11	(Cdn 2.85)	298,000	7.72	234,675	2.11
$4.26	(Cdn 5.75)	20,000	7.16	20,000	4.26
$3.70	(Cdn 5)	1,494,667	6.95	694,667	3.70
$2.44	(Cdn 3.3)	270,268	5.95	270,268	2.44
$1.11	(Cdn 1.5)	1,024,000	4.83	1,024,000	1.11
$1.04	(Cdn 1.4)	116,566	3.39	116,566	1.04
$4.51	(Cdn 6.1)	10,667	2.83	10,667	4.51
$7.88	(Cdn 10.65)	101,121	2.25	101,121	7.88
$2.92	(Cdn 3.95)	9,600	1.36	9,600	2.92
$2.55	(Cdn 3.45)	42,900	1.00	42,900	2.55
$3.37	(Cdn 4.55)	12,000	0.64	12,000	3.37
$2.41	(Cdn 3.25)	35,499	0.39	35,499	2.41
		4,880,288		2,820,301	2.52

For the options exercised, the share price at the time of exercise was between CDN $2.47-$4.06. Total stock-based compensation expense recognized during the year ended September 30, 2024 was $2,155 (2023: $1,167).

The Company amortize the estimated grant date fair value of stock options to expense over the vesting period (generally three years). The grant date fair value of outstanding stock options was determined using the Black-Scholes option pricing model which uses highly subjective and complex assumptions, including the option’s expected term and the price volatility of the underlying stock based on historical stock prices, to determine the fair value of the option.

i.	The following table summarizes the assumptions used with the Black-Scholes valuation model for the determination of the stock-based compensation costs for the stock options granted during the year ended September 30, 2024:

Grant date	April 05, 2024

No of options	443,000
Share price	$3.44
Exercise price	$3.44
Average expected life in years	10
Volatility	87.98%
Risk-free weighted interest rate	3.58%
Dividend yield	—
Fair-value of options granted	$1,316

ii.	The following table summarizes the assumptions used with the Black-Scholes valuation model for the determination of the stock-based compensation costs for the stock options granted during the year ended September 30, 2023:

Grant date	April 10, 2023

No of options	1,060,000
Share price	$3.85
Exercise price	$4.04
Average expected life in years	10
Volatility	79.30%
Risk-free weighted interest rate	2.92%
Dividend yield	—
Fair-value of options granted	$4,282

c.	Warrants

Details of Share Warrants

	Number Outstanding	Exercise Price
Outstanding, September 30, 2023	1,711,924	$2.38
Expired	(291,924)	$5.92
Outstanding, September 30, 2024	1,420,000	$2.38

Additionally, the number of derivative warrants at September 30, 2024 were 912,841 (September 30, 2023: 912,841).

The grant date fair value of outstanding share warrants was determined using the Black-Scholes pricing model using the following assumptions in the year of the grant:

Risk-free interest rate (based on U.S. government bond yields) of 2.94% (September 30, 2023: 3.80%), expected volatility of the market price of shares (based on historical volatility of share price) of 52.72%, (September 30, 2023: 85.58%) and the expected warrant life (in years) of 1.1 (September 30, 2023: 3). As a result of the reverse stock split, every five warrants were consolidated into one warrant without any action from warrant holders, reducing the number of outstanding warrants from approximately 13.1 million to 2.6 million. A 10% of change in any assumption would result in the change in derivative warrant liability between $(51) (September 30, 2023: ($417)) and $(2) (September 30, 2023: $393).

Warrant continuity schedule is as follows:

	Units	Fair Value
Opening valuation as at Nov 9, 2022	1,754,340	3,259
Warrants exercised as at July 28, 2023	(841,499)	(1,409)
Fair value adjustment		(361)
Closing balance (September 30, 2023)	912,841	1,489
Fair value adjustment	—	(1,334)
Closing balance (September 30, 2024)	912,841	155

d.	Details of Compensation options:

	Number Outstanding	Exercise Price
Outstanding, September 30, 2023	17,522	4.95
Expired during the year	(17,522)	6.70
Outstanding, September 30, 2024	—	—